Income Taxes (Disclosure of deferred taxes) (Details) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	3,596,896	369,890
Exploration and evaluation assets [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ (3,596,896)	$ (369,890)